DEBT OBLIGATIONS (Details 1) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
Debt Instrument Maturity Date	Jan. 01, 2026
SeniorNotes	$ 8,365	$ 8,178
Term Loans	1,205	1,163
Long Term Debentures	23	20
Less current maturities	(950)	(989)
Derivative Instruments	0	11
Less Debt Issuance Cost	(24)	(25)
Total Long Term Debt	$ 8,619	8,358
Subsidiary Senior Notes Due 2016 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.40%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 950 million
SeniorNotes	$ 950	950
Subsidiary Senior Notes Due 2021 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 613 million
SeniorNotes	$ 612	611
Subsidiary Senior Notes Due 2021 Two [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	3.65%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 588 million
SeniorNotes	$ 586	586
Subsidiary Senior Notes Due 2018 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.50%
Debt Instrument Description Of Variable Rate Basis	Senior notes CHF 450 million
SeniorNotes	$ 466	455
Subsidiary Senior Notes Due 2019 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,000 million
SeniorNotes	$ 1,132	1,092
Subsidiary Senior Notes Due 2020 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 700 million
SeniorNotes	$ 700	700
Subsidiary Senior Notes Due 2022 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	2.95%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 844 million
SeniorNotes	$ 843	843
Subsidiary Senior Notes Due 2023 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.25%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 1,300 million
SeniorNotes	$ 1,462	1,409
Subsidiary Senior Notes Due 2027 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.88%
Debt Instrument Description Of Variable Rate Basis	Senior notes EUR 700 million
SeniorNotes	$ 790	762
Subsidiary Senior Notes Due 2036 One [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	6.15%
Debt Instrument Description Of Variable Rate Basis	Senior notes USD 789 million
SeniorNotes	$ 780	780
Hedge Accounting Adjustments [Member]
Debt Instrument [Line Items]
SeniorNotes	$ 44	(10)
Long Credit Agreement 2016 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.67%
Debt Instrument Description Of Variable Rate Basis	Other loans JPY 5 billion
Term Loans	$ 0	39
Long Credit Agreement 2017 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	0.99%
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 65 billion
Term Loans	$ 583	544
Long Credit Agreement 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 311	290
Term Loan JPY35 Billion LiborPlus	LIBOR +0.3%
Long Credit Agreement 2019 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	1.42%
Debt Instrument Description Of Variable Rate Basis	Term loan JPY 35 billion
Term Loans	$ 311	290
Long Term Debentures 2018 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	7.20%
Debt Instrument Description Of Variable Rate Basis	Debentures USD 15 million
Long Term Debentures	$ 15	15
Other Debentures2026 [Member]
Debt Instrument [Line Items]
Debt instrument effective interest rate percentage at period end	7.48%
Debt Instrument Description Of Variable Rate Basis	Other
Long Term Debentures	$ 8	$ 5